GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,432	$ 5,728
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	197	293
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	95	90
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	36	359
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,104	4,986	$ 5,294
ArcelorMIttal Italia | Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		201
ArcelorMIttal Italia | Favorable land lease contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		$ 77